Consolidated Statements of Comprehensive Income (Parenthetical) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Unrealized (losses) gains on cash flow hedges, tax	7.8	4.8
Hedging losses included in income, tax	3.2	4.6
Amortization of unrecognized pension and post-retirement benefit costs, tax	8.4	2.6
Tax expenses of unrealized gain (loss) on translation of self-sustaining foreign operations	0.1
Other comprehensive loss, Tax	12.9	2.8